Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Current								$ 67	$ (398)	$ (450)
Deferred								(4,076)	(7,360)	(4,255)
Income tax expense (benefit), Total	$ (10)	$ (2,060)	$ (1,939)	$ (2,450)	$ (1,988)	$ (1,688)	$ (1,632)	$ (4,009)	$ (7,758)	$ (4,705)